DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2015	2014
Total long-term and short-term debt	1,878,061	1,380,787
Less: current portion of long-term debt and short-term debt	(501,618)	(116,431)
Long-term debt	1,376,443	1,264,356

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2015 is repayable as follows:

Year ending December 31
(in thousands of $)
2016	501,618
2017	386,008
2018	94,968
2019	145,968
2020	124,126
2021 and thereafter	625,373
Total	1,878,061

Components of debt
At December 31, 2015 and 2014, our debt was as follows:

(in thousands of $)	2015	2014	Maturity date
Golar Arctic facility	80,200	87,500	2019
Golar Viking facility	—	82,000	2017
Golar Viking (2015)	62,500	—	2020
Convertible bonds	243,369	238,037	2017
GoFLNG Hilli facility	50,000	—	2017
Hilli shareholder loans:
- Keppel loan	44,066	35,572	2027
- B&V loan	5,000	5,000	2027
$1.125 billion facility:
- Golar Seal facility	106,612	117,273	2018/2025*
- Golar Celsius facility	107,020	117,721	2018/2025*
- Golar Crystal facility	111,941	122,602	2019/2026*
- Golar Penguin facility	118,144	128,885	2019/2026*
- Golar Bear facility	118,524	129,299	2019/2026*
- Golar Frost facility	120,357	131,298	2019/2026*
Subtotal	1,167,733	1,195,187
ICBC VIE loans:
- Golar Glacier facility	177,176	185,600	2016/2024**
- Golar Snow facility	178,566	—	2016/2025**
- Golar Kelvin facility	182,540	—	**
- Golar Ice facility	172,046	—	**
Total debt	1,878,061	1,380,787

* The commercial loan tranche matures earlier of the two dates, with the remaining balancing maturing at the latter date.
** This represents the total loan facilities drawn down by subsidiaries of ICBC which we consider as VIEs. We determined that we are the primary beneficiary of these VIEs, as we are expected to absorb the majority of the VIEs’ losses and residual gains associated with the vessels sold and leased backed from them. Accordingly, these VIEs and their related loan facilities are consolidated in our results.

Schedule of tranches
The facility is divided into three tranches, with the following general terms:

Tranche	Amount	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	$449.0 million	40%	12 years	Six-monthly installments
KEXIM	$450.0 million	40%	12 years	Six-monthly installments
Commercial	$226.0 million	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years

Schedule of line of credit facilities

Date of drawdown	Vessel	$1.125 billion facility	Amount drawn down
October 2013	Golar Seal*	$133.2 million	$127.9 million
October 2013	Golar Celsius	$133.2 million	$128.4 million
May 2014	Golar Crystal	$133.2 million	$127.9 million
September 2014	Golar Penguin	$133.2 million	$128.9 million
September 2014	Golar Bear	$133.2 million	$129.3 million
October 2014	Golar Frost	$134.8 million	$131.3 million
February 2014	Golar Igloo**	$161.3 million	$161.3 million
December 2014	Golar Eskimo***	$162.8 million	$162.8 million
As at December 2014		$1,125 million	$1,098 million

* In March 2016, we completed the refinancing of the Seal, which provided approximately $50 million excess cash to liquidity.
** In March 2014, we sold the Golar Igloo to Golar Partners. The Golar Igloo debt of $161.3 million was assumed by Golar Partners.
*** In December 2014, we entered into a sale and purchase agreement with Golar Partners to sell the companies that own and operate the Golar Eskimo. Therefore, as of December 31, 2014, we classified the Golar Eskimo debt as "Liabilities held-for-sale" in our consolidated balance sheet. In January 2015, we completed the sale of our interests in the companies that own and operate the Golar Eskimo to Golar Partners. The adjusted consideration for the sale was $388.8 million less Golar Partners’ assumption of the Golar Eskimo debt (see note 6).